Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
Disclosure Of Detailed Information About Cash And Cash Equivalents

Detail of cash and equivalents at December 31, 2023 and 2022 are as follows:

(In thousand Euros)	December 31, 2023	December 31, 2022
Cash	17	3
Banks and other credit institutions	28,786	18,873
Banks and other credit institutions, foreign currency	35,441	63,623
Other cash equivalents	36,914	809
Total	101,158	83,308

Disclosure Of Details of banks and other credit institutions, foreign currency, Geographical Areas

Details of banks and other credit institutions with balances held in foreign currency are as follows:

(In thousand Euros)	December 31, 2023	December 31, 2022
USD	30,686	63,109
GBP	3,356	237
NOK	29	44
SEK	1,024	125
DKK	346	108
Total	35,441	63,623

Disclosure Of Significant non cash transactions from investing and financing activities

Significant non-cash transactions from investing and financing activities are as follows:

(In thousand Euros)	December 31, 2023	December 31, 2022
Fair value changes in derivative warrant liabilities (Note 13)	(6,476)	(80,748)
Addition of lease liabilities (Note 9)	1,386	8,517
Issuance of shares for the acquisition of a significant non-cash investing activity (ARES)	—	6,300
Issuance of shares for the acquisition of a significant non-cash investing activity (Electromaps)	—	1,500
Issuance of shares for the acquisition of a significant non-cash investing activity (Coil)	2,317	—